Vessels, Net (Details) - Navios Constellation $ in Thousands	4 Months Ended
Apr. 23, 2019 USD ($)
Property Plant And Equipment [Line Items]
Vessel year built	2011
Vessel capacity in TEU	10,000
Vessel type	Containership
Acquisition cost	$ 53,360
Initial capitalized costs	$ 860